Segmented Information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segmented Information	SEGMENTED INFORMATION
In accordance with IFRS 8, Operating Segments ("IFRS 8"), the Company discloses information about its reportable segments based upon the measures used by management in assessing the performance of those reportable segments. The Company evaluates segment performance based on the revenue and income of each operating segment.

Tricon is comprised of four operating segments and five reportable segments. The Company's corporate office provides support functions, and therefore, it does not represent an operating segment but rather it is included as a reportable segment. The reportable segments are business units offering different products and services, and are managed separately due to their distinct natures although they are related and complementary.

These five reportable segments have been determined by the Company’s chief operating decision-makers.

•Single-Family Rental business includes owning and operating single-family rental homes primarily within major cities in the U.S. Sun Belt.

•Multi-Family Rental business includes owning and operating garden-style multi-family rental properties primarily in the U.S. Sun Belt and condominium-quality rental apartments in downtown Toronto. The Selby, a Canadian multi-family rental property, is included within this segment; however, given that it is an equity-accounted investment, its operational results are presented as a single line within this segment. Effective March 31, 2021, Tricon's investments in U.S. multi-family rental are also presented within income from equity-accounted investments in multi-family rental properties (Note 7).

•Residential Development business includes designing and developing premier multi-family rental properties in Toronto. Canadian development properties (The James and The Shops of Summerhill) and the Company's remaining equity-accounted Canadian residential development activities are included in this segment. The segment also includes Tricon’s investments in U.S. residential developments.

•Private Funds and Advisory business includes providing asset management, property management and development management services. The Company’s asset management services are provided to Investment Vehicles that own the single-family rental homes, multi-family rental properties and residential developments described above. The Company’s property management function generates property management fees, construction management fees and leasing commissions through its technology-enabled platform used to operate the Company’s rental portfolio. In addition, Tricon earns market-based development management fees from its residential developments in the United States and Canada.
•Corporate activities include providing support functions in the areas of accounting, treasury, credit management, information technology, legal, and human resources. Certain corporate costs such as directly identifiable compensation expense incurred on behalf of the Company's operating segments are allocated to each operating segment, where appropriate. Certain property management activities are also considered as part of corporate-level costs for the purpose of segment reporting. Those costs include salaries of employees engaged in leasing, acquisition, disposition and other property management-related activities.

Direct property-level operating expenses are included in the net operating income of the single-family rental business.
Inter-segment revenues adjustments

Inter-segment revenues are determined under terms that approximate market value. For the year ended December 31, 2021, the adjustment to external revenues when determining segmented revenues consists of property management revenues earned from consolidated entities totaling $72,077 (2020 - $44,569), development revenues earned from consolidated entities totaling $1,557 (2020 - $740) and asset management revenues earned from consolidated entities totaling $4,941 (2020 - nil), which were eliminated on consolidation to arrive at the Company’s consolidated revenues in accordance with IFRS.

(in thousands of U.S. dollars)
For the year ended December 31, 2021	Single-Family Rental(1)	Multi-Family Rental(1)	Residential Development (1)	Private Funds and Advisory(1)	Corporate(1)	Consolidated results

Revenue from single-family rental properties	$441,743	$—	$—	$—	$—	$441,743
Direct operating expenses	(145,768)	—	—	—	—	(145,768)
Net operating income from single-family rental properties	295,975	—	—	—	—	295,975

Revenue from private funds and advisory services	—	—	—	50,693	—	50,693

Income from equity-accounted investments in multi-family rental properties	—	75,333	—	—	—	75,333
Income from equity-accounted investments in Canadian residential developments	—	—	8,200	—	—	8,200
Other income	—	—	1,327	—	3,459	4,786
Income from investments in U.S. residential developments	—	—	31,726	—	—	31,726
Compensation expense	—	—	—	—	(89,951)	(89,951)
Performance fees expense	—	—	—	—	(42,272)	(42,272)
General and administration expense	—	—	—	—	(41,420)	(41,420)
Loss on debt extinguishment	—	—	—	—	(3,497)	(3,497)
Transaction costs	—	—	—	—	(13,260)	(13,260)
Interest expense	—	—	—	—	(147,680)	(147,680)
Fair value gain on rental properties	—	—	—	—	990,575	990,575
Fair value gain on Canadian development properties	—	—	—	—	10,098	10,098
Fair value loss on derivative financial instruments and other liabilities	—	—	—	—	(220,177)	(220,177)
Amortization and depreciation expense	—	—	—	—	(12,129)	(12,129)
Realized and unrealized foreign exchange loss	—	—	—	—	(2,934)	(2,934)
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	—	(185,921)	(185,921)
Income tax expense	—	—	—	—	(191,056)	(191,056)
Segment net income from continuing operations	$295,975	$75,333	$41,253	$50,693	$53,835	$517,089
Segment net loss from discontinued operations	—	(67,562)	—	—	—	(67,562)
Segment net income	$295,975	$7,771	$41,253	$50,693	$53,835	$449,527
(1) Financial information for each segment is presented on a consolidated basis.

(in thousands of U.S. dollars)
For the year ended December 31, 2020	Single-Family Rental(1)	Multi-Family Rental(1)	Residential Development (1)	Private Funds and Advisory(1)	Corporate(1)	Consolidated results

Revenue from single-family rental properties	$366,982	$—	$—	$—	$—	$366,982
Direct operating expenses	(121,242)	—	—	—	—	(121,242)
Net operating income from single-family rental properties	245,740	—	—	—	—	245,740

Revenue from private funds and advisory services	—	—	—	34,090	—	34,090

Income from equity-accounted investments in multi-family rental properties	—	746	—	—	—	746
Income from equity-accounted investments in Canadian residential developments	—	—	13,378	—	—	13,378
Other income	—	—	791	—	1,774	2,565
Loss from investments in U.S. residential developments	—	—	(61,776)	—	—	(61,776)
Compensation expense	—	—	—	—	(52,095)	(52,095)
Performance fees expense	—	—	—	—	(1,055)	(1,055)
General and administration expense	—	—	—	—	(34,235)	(34,235)
Transaction costs	—	—	—	—	(11,607)	(11,607)
Interest expense	—	—	—	—	(137,146)	(137,146)
Fair value gain on rental properties	—	—	—	—	220,849	220,849
Fair value loss on derivative financial instruments and other liabilities	—	—	—	—	(7,461)	(7,461)
Amortization and depreciation expense	—	—	—	—	(10,826)	(10,826)
Realized and unrealized foreign exchange loss	—	—	—	—	(170)	(170)
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	—	(50,581)	(50,581)
Income tax expense	—	—	—	—	(37,779)	(37,779)
Segment net income (loss) from continuing operations	$245,740	$746	$(47,607)	$34,090	$(120,332)	$112,637
Segment net income from discontinued operations	—	3,776	—	—	—	3,776
Segment net income (loss)	$245,740	$4,522	$(47,607)	$34,090	$(120,332)	$116,413
(1) Financial information for each segment is presented on a consolidated basis.